OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2021
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
6. OTHER CURRENT LIABILITIES

All figures in USD ‘000	2021	2020
Accrued Expenses	4,648	5,689
Other Liabilities	1,056	2,403
Deferred Revenues	1,052	140
Total as of December 31,	6,756	8,232

Deferred revenues relate to prepaid charter hire from customers.